TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE PAYABLES
Schedule of Trade Payables

	As of December 31,
	2018	2017
Current
Suppliers and commercial accruals	22,286	5,299
Companies under sect. 33 - Law No. 19,550 and Related Parties (Note 27.c)	568	438
	22,854	5,737
Non-current
Suppliers and commercial accruals	570	—
	570	—
Total trade payables	23,424	5,737